DEBT (Details 2) (USD $)	3 Months Ended											12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior notes	Dec. 31, 2011 Senior notes	Dec. 31, 2012 Subordinated notes	Dec. 31, 2011 Subordinated notes	Dec. 31, 2012 Junior subordinated notes relating to trust preferred securities	Dec. 31, 2011 Junior subordinated notes relating to trust preferred securities	Dec. 31, 2012 Citigroup	Dec. 31, 2011 Citigroup	Dec. 31, 2012 Citigroup Senior notes	Dec. 31, 2011 Citigroup Senior notes	Dec. 31, 2012 Citigroup Subordinated notes	Dec. 31, 2011 Citigroup Subordinated notes	Dec. 31, 2012 Citigroup Junior subordinated notes relating to trust preferred securities	Dec. 31, 2011 Citigroup Junior subordinated notes relating to trust preferred securities	Dec. 31, 2012 Bank	Dec. 31, 2012 Bank Senior notes	Dec. 31, 2011 Bank Senior notes	Dec. 31, 2012 Bank Subordinated notes	Dec. 31, 2011 Bank Subordinated notes	Dec. 31, 2012 Citigroup Global Markets Holdings Inc. (CGMHI) Revolving line of credit facility	Dec. 31, 2012 Non-bank	Dec. 31, 2012 Non-bank Senior notes	Dec. 31, 2011 Non-bank Senior notes	Dec. 31, 2012 Non-bank Subordinated notes	Dec. 31, 2011 Non-bank Subordinated notes	Dec. 31, 2012 Citigroup Funding Inc. (CFI)	Dec. 31, 2011 Citigroup Funding Inc. (CFI)
Long-Term Debt:
Weighted average coupon (as a percent)												4.29%		4.40%		7.14%			1.91%		3.29%				3.64%		2.26%
Total long-term debt		$ 239,463,000,000	$ 323,505,000,000	$ 201,040,000,000	$ 277,216,000,000	$ 28,313,000,000	$ 30,232,000,000	$ 10,110,000,000	$ 16,057,000,000	$ 176,553,000,000	$ 181,702,000,000	$ 138,862,000,000	$ 136,468,000,000	$ 27,581,000,000	$ 29,177,000,000	$ 10,110,000,000	$ 16,057,000,000	$ 51,234,000,000	$ 50,527,000,000	$ 77,036,000,000	$ 707,000,000	$ 859,000,000		$ 11,676,000,000	$ 11,651,000,000	$ 63,712,000,000	$ 25,000,000	$ 196,000,000
Collateralized long-term advances from Federal Home Loan Bank																			16,300,000,000	11,000,000,000
Carrying value of Principal-Protected Trust Securities																													186,000,000	215,000,000
Amount drawn down on long-term financing facilities with unaffiliated banks																							300,000,000
Notice period banks are required to give CGMHI prior to terminating financing facilities																							1 year
Overall weighted average interest rate for long-term debt (as a percent)		3.88%
Overall weighted average interest rate for long-term debt including effects of derivative contracts (as a percent)		2.71%
Aggregate annual maturities of long-term debt obligations
2013		42,651,000,000								24,464,000,000								16,601,000,000						1,586,000,000
2014		37,026,000,000								24,243,000,000								9,862,000,000						2,921,000,000
2015		29,046,000,000								19,677,000,000								8,588,000,000						781,000,000
2016		19,857,000,000								12,737,000,000								6,320,000,000						800,000,000
2017		24,151,000,000								21,156,000,000								2,943,000,000						52,000,000
Thereafter		86,732,000,000								74,276,000,000								6,920,000,000						5,536,000,000
Number of series of trust preferred securities redeemed	3
Pretax gain on redemption of trust preferred securities	198,000,000
Junior subordinated debentures owned by statutory business trusts		$ 10,110,000,000	$ 16,057,000,000